Notes to the Balance Sheet - Summary of Financial Liabilities from Future Payments to Royalty Pharma (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	€ 1,500,474,000	€ 1,256,176,000
Current Portion of Financial Liabilities from Future Payments to Royalty Pharma	102,171,167	88,401,374
Non-current Portion of Financial Liabilities from Future Payments to Royalty Pharma	1,398,303,228	1,167,774,786
Royalty Pharma
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	1,141,884,000	1,193,557,000	€ 0
Current Portion of Financial Liabilities from Future Payments to Royalty Pharma	102,171,000	88,401,000
Non-current Portion of Financial Liabilities from Future Payments to Royalty Pharma	1,039,713,000	1,105,156,000
Development Funding Bond [Member]
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	358,590,000	62,619,000	€ 0
Current Portion of Financial Liabilities from Future Payments to Royalty Pharma	0	0
Non-current Portion of Financial Liabilities from Future Payments to Royalty Pharma	€ 358,590,000	€ 62,619,000